FINANCIAL INSTRUMENTS – FAIR VALUE AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS – FAIR VALUE AND RISK MANAGEMENT

15. FINANCIAL INSTRUMENTS – FAIR VALUE AND RISK MANAGEMENT

Accounting classifications and fair value (in thousands)

	As of December 31, 2024
	Carrying Amount			Fair Value
	Financial Assets at Amortized Cost	Other Financial Liabilities	Total	Level 1	Level 2	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	9,368	-	9,368	9,449	-	9,449
Total Financial Assets Measured at Fair Value (FV)	9,368	-	9,368	9,449	-	9,449

	As of December 31, 2023
	Carrying Amount			Fair Value
	Financial Assets at Amortized Cost	Other Financial Liabilities	Total	Level 1	Level 2	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	13,899	-	13,899	14,222	-	14,222
Total Financial Assets Measured at Fair Value (FV)	13,899	-	13,899	14,222	-	14,222
Financial Liabilities Measured at Fair Value (FV)
Warrants	-	269	269	-	269	269
Total Financial Liabilities Measured at Fair Value (FV)	-	269	269	-	269	269

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

During the years ended December 31, 2024, and December 31, 2023, there have been no transfers between Level 1, Level 2 and Level 3.